CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenue from VIP Gaming Operations	$ 58,531,067	$ 55,202,878	$ 125,849,178	$ 106,456,097
Expenses
- Commission to Agents	38,095,211	33,252,021	81,623,353	64,282,976
- Selling, General and Administrative Expenses	4,367,472	4,247,329	9,211,287	7,539,614
- Special Rolling Tax	468,249	433,003	1,006,662	840,543
- Amortization of Intangible Assets	1,268,319	1,265,657	2,536,835	2,529,726
Total Expenses	44,199,251	39,198,010	94,378,137	75,192,859
Operating income before change in fair value of contingent consideration	14,331,816	16,004,868	31,471,041	31,263,238
Change in Fair Value of Contingent Consideration for the Acquisition of King's Gaming	7,705,352	5,142,653	5,894,431	2,770,683
Net income	22,037,168	21,147,521	37,365,472	34,033,921
Comprehensive Income
Foreign Currency - Translation Adjustment	183,054	(7,611)	507,895	(102,760)
Total Comprehensive Income	$ 22,220,222	$ 21,139,910	$ 37,873,367	$ 33,931,161
Net Income Per Share
Basic (in dollars per share)	$ 0.52	$ 0.54	$ 0.88	$ 0.93
Diluted (in dollars per share)	$ 0.52	$ 0.54	$ 0.88	$ 0.91
Weighted Average Shares Outstanding
Basic (in shares)	42,466,627	38,824,025	42,472,046	36,730,655
Diluted (in shares)	42,467,083	39,153,220	42,580,233	37,250,775